SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares	May 23, 2021 ₪ / shares	Nov. 11, 2020 ₪ / shares	Jun. 30, 2019 ₪ / shares
Accounting Policies [Line Items]
Advertising expenses		$ 10,000	$ 4,000	$ 5,000
Common Stock, Par or Stated Value Per Share | ₪ / shares					₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01
Amounts of severance payment expenses		$ 431	$ 405	$ 329
Forecast [Member]
Accounting Policies [Line Items]
Amounts of severance payment expenses	$ 452
Minimum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate		0.50%	0.52%
Maximum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate		5.73%	0.87%